Equity (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Shares outstanding (in Shares)	188,446,126,794	188,446,126,794	188,446,126,794	188,446,126,794
Increase in capital	$ 891,303
Percentage of capitalization earnings	40.00%
Retained earnings to reserves	$ 220,838	$ 236,761	$ 141,204